Leases (Tables)	12 Months Ended
Oct. 31, 2022
Quantitative Information About Leases for Lessee [ abstract ]
Schedule of ROU office space
ROU office space

Balance, October 31, 2021	$–

Addition	126,077
Accumulated depreciation	(82,802)
Foreign currency fluctuation	5,493

Balance, October 31, 2022	$48,768

Schedule of lease liability
Lease liability

Balance, October 31, 2021	$–

Addition	124,027
Lease payments	(96,730)
Interest expense	19,699
Foreign currency translation	5,403

Balance, October 31, 2022	$52,399

Schedule of amounts recognized in profit or loss
Year ended
October 31,
2022
Depreciation	$82,802
Interest	19,699
Foreign currency fluctuation	(90)

$102,411